Non-controlling interest - Summarized income statement - (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenue	$ 229,038	[1]	$ 232,371	[2]
Income before income tax	21,945		52,180
Income tax expense	(12,528)		(26,340)
Total income	9,417		25,840
Total income attributable to non-controlling interests	4,986		7,026
Corona
Disclosure of subsidiaries [line items]
Revenue	155,983		168,657
Income before income tax	41,796		62,735
Income tax expense	(14,338)		(24,047)
Total income	27,458		38,688
Total income attributable to non-controlling interests	4,986		7,026
Dividends paid to non-controlling interests			$ (2,883)

[1]	Includes provisional pricing adjustments of: $216 for Bolivar
[2]	Includes provisional pricing adjustments of: $1,289 for Yauricocha, $(190) for Bolivar, and $(45) for Cusi.